Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation
Activity in asset retirement obligations for the years ended December 31, 2014 and 2013 is as follows:

	Year Ended December 31,
(In thousands)	2014	2013
Balance at the beginning of the year	$11,002	$6,175
Additional obligations	34,414	4,518
Assumed through acquisition	29,450	—
Accretion expense	2,048	309
Currency translation adjustment	(803)	—
Balance at the end of the year	$76,111	$11,002